Motley Fool Independence Fund
MOTLEY FOOL INDEPENDENCE FUND (THE "INDEPENDENCE FUND")
Investment Objective
The investment objective of the Independence Fund is to achieve long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Independence Fund.

Shareholder Fees (Fees Paid Directly From Your Investment):
Shareholder Fees (USD $)	Motley Fool Independence Fund Motley Fool Independence Fund-Motley Fool Independence Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed) (on shares held for 90 days or less)	(2.00%)
Exchange Fee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Motley Fool Independence Fund Motley Fool Independence Fund-Motley Fool Independence Fund
Management Fees (subject to a performance-based adjustment, as discussed in "MANAGEMENT OF THE FUND-Advisory Fees")		0.98%
Distribution (12b-1) Fees		none
Other Expenses		1.22%
Total Annual Fund Operating Expenses		2.20%
Less: Contractual Expense Limitation	[1]	(0.82%)
Annual Operating Expenses After Expense Limitation		1.38%
[1]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Independence Fund's expenses through February 2012, or such later date as may be determined by the Independence Fund and the Adviser, to the extent necessary to limit the Independence Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.40% annually of the Independence Fund's average daily net assets. If the excluded expenses are incurred, the Independence Fund's operating expenses will be higher than 0.40% annually. The Adviser may recover from the Independence Fund fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Independence Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.40% annually of the Independence Fund's average daily net assets. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Independence Fund.

Example
This Example is intended to help you compare the cost of investing in the
Independence Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Independence Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year, and (2) the Independence Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Motley Fool Independence Fund Motley Fool Independence Fund-Motley Fool Independence Fund	140	609	1,105	2,470

Portfolio Turnover
The Independence Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Independence Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Independence Fund's performance. During the most recent fiscal year, the Independence Fund's portfolio turnover rate was 37%.

Principal Investment Strategies
The Independence Fund pursues its investment objective by investing primarily in common stocks of U.S. companies and common stocks and depository receipts of companies that are organized under the laws of other countries around the world.  Under normal market circumstances, the Independence Fund seeks to stay fully invested and does not attempt to time the market.  Because of the
Independence Fund's value focus, it is expected that investments in the securities of U.S. companies having smaller market capitalizations and the securities in foreign companies, including companies organized under the laws of emerging market countries, will be important components of the Independence
Fund's investment program. In managing the Independence Fund's investment portfolio, the Adviser regularly reviews and adjusts the Independence Fund's allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for capital appreciation.

Although there is no limitation on the percentage of the Independence Fund's net assets that may be invested in securities of foreign companies, such investments generally will not constitute more than 50% of the Independence Fund's net assets.  To limit the risks associated with highly concentrated holdings, the
Independence Fund does not invest more than 5% of its net assets in the securities of any one issuer.

Principal Investment Risks
The value of the Independence Fund's investments may increase or decrease, which will cause the value of the Independence Fund's shares to increase or decrease.
As a result, you may lose money on your investment in the Independence Fund, and there can be no assurance that the Independence Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company's products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the
Independence Fund's investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Independence Fund invests in securities of companies having relatively small market capitalizations.  Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Independence Fund pursues a "value style" of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow.  If the
Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Independence Fund could suffer losses or produce poor performance relative to other funds.  In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Foreign Investments

The Independence Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Companies

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Independence Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets.

Depository Receipts

The Independence Fund may purchase depository receipts (ADRs, EDRs, and GDRs) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Independence
Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Performance Information:
The bar chart and performance table below illustrate
the risks and volatility of an investment in the Independence Fund by showing the Independence Fund's performance compared to a broad measure of market performance. The Independence Fund's past performance, both before and after taxes, does not necessarily indicate how the Independence Fund will perform in the future.

The bar chart shows the annual total returns for the last calendar year for the
Independence Fund.

Best Quarter: 17.07% in the quarter ended September 30, 2010

Worst Quarter: (9.82)% in the quarter ended June 30, 2010

PERFORMANCE TABLE
The performance table shows how the Independence Fund's average annual return compares with that of its benchmark, the MSCI World Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Independence Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(Average annual total returns for the periods ended December 31, 2010)
Average Annual Total Returns Motley Fool Independence Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
MSCI World Index	MSCI World Index (reflects no deduction for fees, expenses or taxes)	12.34%	23.38%	NaN, NaN
Motley Fool Independence Fund-Motley Fool Independence Fund	Motley Fool Independence Fund Return Before Taxes	18.80%	29.84%	Jun 16, 2009
Motley Fool Independence Fund-Motley Fool Independence Fund After Taxes on Distributions	Motley Fool Independence Fund Return After Taxes on Distributions	18.41%	29.37%	Jun 16, 2009
Motley Fool Independence Fund-Motley Fool Independence Fund After Taxes on Distributions and Sales	Motley Fool Independence Fund Return After Taxes on Distributions and Sale of Fund Shares	12.57%	25.46%	Jun 16, 2009

Motley Fool Great America Fund
MOTLEY FOOL GREAT AMERICA FUND (THE "GREAT AMERICA FUND")
Investment Objective
The investment objective of the Great America Fund is to achieve long-term capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Great America Fund.

Shareholder Fees (Fees Paid Directly From Your Investment):
Shareholder Fees (USD $)	Motley Fool Great America Fund Motley Fool Great America Fund-Motley Fool Great America Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed) (on shares held for 90 days or less)	(2.00%)
Exchange Fee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Motley Fool Great America Fund Motley Fool Great America Fund-Motley Fool Great America Fund
Management Fees (subject to a performance-based adjustment, as discussed in "MANAGEMENT OF THE FUND-Advisory Fees")		0.95%
Distribution (12b-1) Fees		none
Other Expenses	[1]	1.35%
Total Annual Fund Operating Expenses		2.30%
Less: Contractual Expense Limitation	[2]	(0.95%)
Annual Operating Expenses After Expense Limitation		1.35%
[1]	"Other Expenses" are based on estimated expenses of the Great America Fund during its first year of operations.
[2]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Great America Fund's expenses until through February 2012, or such later date as may be determined by the Great America Fund and the Adviser, to the extent necessary to limit the Great America Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.40% annually of the Great America Fund's average daily net assets. If the excluded expenses are incurred, the Great America Fund's operating expenses will be higher than 0.40% annually. The Adviser may recover from the Great America Fund fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Great America Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.40% annually of the Great America Fund's average daily net assets. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Great America Fund.

Example
This Example is intended to help you compare the cost of investing in the Great
America Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Great America Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year and (2) the Great America Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Motley Fool Great America Fund Motley Fool Great America Fund-Motley Fool Great America Fund	137	627

Portfolio Turnover
The Great America Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Great America Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Great America Fund's performance.

Principal Investment Strategies
The Great America Fund pursues its investment objective by investing primarily in common stocks of companies organized in the United States that are engaged in a broad range of industries.  Under normal market conditions, the Great America
Fund invests at least 80% of its net assets in securities issued by United
States companies. The Great America Fund employs a value-based investment strategy and seeks long-term growth of capital by acquiring securities of companies at prices the Great America Fund's investment adviser, Motley Fool
Asset Management, LLC (the "Adviser"), believes to be significantly below their intrinsic value.  Although the Great America Fund may invest in companies with any market capitalization, given the Great America Fund's value-based strategy, the Adviser expects that investments in the securities of United States companies having smaller- and mid-market capitalizations will be important components of the Great America Fund's investment program.  Consequently, under normal market conditions, the Great America Fund limits its investments in large capitalization companies to no more than 25% of its net assets.  For this purpose, the Adviser defines large capitalization companies as the largest 200 companies in the U.S. by market capitalization as calculated and ranked at the end of each calendar quarter by a third-party aggregator of market data, such as
Bloomberg or Reuters.  The Great America Fund generally invests in companies that have attractive balance sheets and high internal rates of return.  The
Adviser believes that investors in the Great America Fund should have a long-term investment horizon of at least three years.

Under normal market circumstances, the Great America Fund seeks to stay fully invested and does not attempt to time the market.  In managing the Great America
Fund's investment portfolio, the Adviser regularly reviews and adjusts the Great
America Fund's allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for long-term growth of capital.  The Great
America Fund will sell securities in which it has invested based upon the
Adviser's analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security's current market price, business fundamentals relating to the issuer, and developments affecting the issuer's business prospects and risks.

Principal Investment Risks
The value of the Great America Fund's investments may increase or decrease, which will cause the value of the Great America Fund's shares to increase or decrease.  As a result, you may lose money on your investment in the Great
America Fund, and there can be no assurance that the Great America Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company's products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the
Great America Fund's investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Great America Fund invests in securities of companies having relatively small market capitalizations.  Investments in securities of these companies may involve greater risks than do investments in larger, more established companies.
The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Great America Fund pursues a "value style" of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow.  If the
Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Great America Fund could suffer losses or produce poor performance relative to other funds.  In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Performance
Performance information is not included because, as of the date of this
Prospectus, the Great America Fund has not completed a full calendar year of operations.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	MOTLEY FOOL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001449871
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Motley Fool Independence Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MOTLEY FOOL INDEPENDENCE FUND (THE "INDEPENDENCE FUND")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Independence Fund is to achieve long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Independence Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Adviser has contractually agreed to pay, waive or absorb a portion of the Independence Fund's expenses through February 2012, or such later date as may be determined by the Independence Fund and the Adviser, to the extent necessary to limit the Independence Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.40% annually of the Independence Fund's average daily net assets.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Independence Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Independence Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Independence Fund's performance. During the most recent fiscal year, the Independence Fund's portfolio turnover rate was 37%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Independence Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Independence Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year, and (2) the Independence Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Independence Fund pursues its investment objective by investing primarily in common stocks of U.S. companies and common stocks and depository receipts of companies that are organized under the laws of other countries around the world.  Under normal market circumstances, the Independence Fund seeks to stay fully invested and does not attempt to time the market.  Because of the
Independence Fund's value focus, it is expected that investments in the securities of U.S. companies having smaller market capitalizations and the securities in foreign companies, including companies organized under the laws of emerging market countries, will be important components of the Independence
Fund's investment program. In managing the Independence Fund's investment portfolio, the Adviser regularly reviews and adjusts the Independence Fund's allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for capital appreciation.

Although there is no limitation on the percentage of the Independence Fund's net assets that may be invested in securities of foreign companies, such investments generally will not constitute more than 50% of the Independence Fund's net assets.  To limit the risks associated with highly concentrated holdings, the
Independence Fund does not invest more than 5% of its net assets in the securities of any one issuer.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of the Independence Fund's investments may increase or decrease, which will cause the value of the Independence Fund's shares to increase or decrease.
As a result, you may lose money on your investment in the Independence Fund, and there can be no assurance that the Independence Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company's products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the
Independence Fund's investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Independence Fund invests in securities of companies having relatively small market capitalizations.  Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Independence Fund pursues a "value style" of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow.  If the
Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Independence Fund could suffer losses or produce poor performance relative to other funds.  In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Foreign Investments

The Independence Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Companies

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Independence Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets.

Depository Receipts

The Independence Fund may purchase depository receipts (ADRs, EDRs, and GDRs) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Independence
Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Risk, Lose Money	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Independence Fund, and there can be no assurance that the Independence Fund will achieve its investment objective.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate
the risks and volatility of an investment in the Independence Fund by showing the Independence Fund's performance compared to a broad measure of market performance. The Independence Fund's past performance, both before and after taxes, does not necessarily indicate how the Independence Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Independence Fund by showing the Independence Fund's performance compared to a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Independence Fund's past performance, both before and after taxes, does not necessarily indicate how the Independence Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the annual total returns for the last calendar year for the
Independence Fund.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 17.07% in the quarter ended September 30, 2010

Worst Quarter: (9.82)% in the quarter ended June 30, 2010

Performance Table, Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Independence Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The performance table shows how the Independence Fund's average annual return compares with that of its benchmark, the MSCI World Index.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The performance table shows how the Independence Fund's average annual return compares with that of its benchmark, the MSCI World Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Independence Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	(Average annual total returns for the periods ended December 31, 2010)
Motley Fool Independence Fund | Motley Fool Independence Fund-Motley Fool Independence Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOOLX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed) (on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	rr_MaximumAccountFee	24
Management Fees (subject to a performance-based adjustment, as discussed in "MANAGEMENT OF THE FUND-Advisory Fees")	rr_ManagementFeesOverAssets	0.98%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Less: Contractual Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[1]
Annual Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,105
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,470
Annual Return 2010	rr_AnnualReturn2010	18.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.82%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Motley Fool Independence Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	29.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2009
Motley Fool Independence Fund | Motley Fool Independence Fund-Motley Fool Independence Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Motley Fool Independence Fund Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	29.37%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2009
Motley Fool Independence Fund | Motley Fool Independence Fund-Motley Fool Independence Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Motley Fool Independence Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2009
Motley Fool Independence Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	NaN, NaN
Motley Fool Great America Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MOTLEY FOOL GREAT AMERICA FUND (THE "GREAT AMERICA FUND")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Great America Fund is to achieve long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Great America Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Adviser has contractually agreed to pay, waive or absorb a portion of the Great America Fund's expenses until through February 2012, or such later date as may be determined by the Great America Fund and the Adviser, to the extent necessary to limit the Great America Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.40% annually of the Great America Fund's average daily net assets.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Great America Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Great America Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Great America Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated expenses of the Great America Fund during its first year of operations.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Great
America Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Great America Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year and (2) the Great America Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Great America Fund pursues its investment objective by investing primarily in common stocks of companies organized in the United States that are engaged in a broad range of industries.  Under normal market conditions, the Great America
Fund invests at least 80% of its net assets in securities issued by United
States companies. The Great America Fund employs a value-based investment strategy and seeks long-term growth of capital by acquiring securities of companies at prices the Great America Fund's investment adviser, Motley Fool
Asset Management, LLC (the "Adviser"), believes to be significantly below their intrinsic value.  Although the Great America Fund may invest in companies with any market capitalization, given the Great America Fund's value-based strategy, the Adviser expects that investments in the securities of United States companies having smaller- and mid-market capitalizations will be important components of the Great America Fund's investment program.  Consequently, under normal market conditions, the Great America Fund limits its investments in large capitalization companies to no more than 25% of its net assets.  For this purpose, the Adviser defines large capitalization companies as the largest 200 companies in the U.S. by market capitalization as calculated and ranked at the end of each calendar quarter by a third-party aggregator of market data, such as
Bloomberg or Reuters.  The Great America Fund generally invests in companies that have attractive balance sheets and high internal rates of return.  The
Adviser believes that investors in the Great America Fund should have a long-term investment horizon of at least three years.

Under normal market circumstances, the Great America Fund seeks to stay fully invested and does not attempt to time the market.  In managing the Great America
Fund's investment portfolio, the Adviser regularly reviews and adjusts the Great
America Fund's allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for long-term growth of capital.  The Great
America Fund will sell securities in which it has invested based upon the
Adviser's analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security's current market price, business fundamentals relating to the issuer, and developments affecting the issuer's business prospects and risks.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The value of the Great America Fund's investments may increase or decrease, which will cause the value of the Great America Fund's shares to increase or decrease.  As a result, you may lose money on your investment in the Great
America Fund, and there can be no assurance that the Great America Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company's products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the
Great America Fund's investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Great America Fund invests in securities of companies having relatively small market capitalizations.  Investments in securities of these companies may involve greater risks than do investments in larger, more established companies.
The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Great America Fund pursues a "value style" of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow.  If the
Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Great America Fund could suffer losses or produce poor performance relative to other funds.  In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk, Lose Money	rr_RiskLoseMoney	As a result, you may lose money on your investment in the Great America Fund, and there can be no assurance that the Great America Fund will achieve its investment objective.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information is not included because, as of the date of this
Prospectus, the Great America Fund has not completed a full calendar year of operations.

Motley Fool Great America Fund | Motley Fool Great America Fund-Motley Fool Great America Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMFGX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed) (on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	rr_MaximumAccountFee	24
Management Fees (subject to a performance-based adjustment, as discussed in "MANAGEMENT OF THE FUND-Advisory Fees")	rr_ManagementFeesOverAssets	0.95%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Less: Contractual Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[3]
Annual Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	627

[1]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Independence Fund's expenses through February 2012, or such later date as may be determined by the Independence Fund and the Adviser, to the extent necessary to limit the Independence Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.40% annually of the Independence Fund's average daily net assets. If the excluded expenses are incurred, the Independence Fund's operating expenses will be higher than 0.40% annually. The Adviser may recover from the Independence Fund fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Independence Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.40% annually of the Independence Fund's average daily net assets. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Independence Fund.
[2]	"Other Expenses" are based on estimated expenses of the Great America Fund during its first year of operations.
[3]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Great America Fund's expenses until through February 2012, or such later date as may be determined by the Great America Fund and the Adviser, to the extent necessary to limit the Great America Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.40% annually of the Great America Fund's average daily net assets. If the excluded expenses are incurred, the Great America Fund's operating expenses will be higher than 0.40% annually. The Adviser may recover from the Great America Fund fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Great America Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.40% annually of the Great America Fund's average daily net assets. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Great America Fund.